SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,045	$ 4,086	$ 4,050
Additions/(Benefits) Charged to Costs and Expenses	561	611	(24)
Additions/(Benefits) Charged to Other Accounts Describe	261		36
Deductions-Describe, Uncollectible accounts written off	677	652	52
Deductions-Describe, Recoveries on accounts previously written off	(56)		(77)
Balance at End of Period	$ 4,246	$ 4,045	$ 4,086